Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of Components of Lease Expenses	The components of lease expenses were as follows.
Particulars	December 31, 2022	December 31, 2021
	(In thousands)
Opening Balance	$176	$—
Additions		344
Finance cost accrued during the year	4	13
Payment of lease liability	180	181
Closing Balance	$—	$176

Schedule of Supplemental Balance Sheet Information Related to Leases	Supplemental balance sheet information related to leases was as follows:
Year Ended December 31, 2022
Leases
ROU assets	$—
lease liabilities, included in current liabilities	—
lease liabilities, included in long-term liabilities	—
Total lease liabilities	$—

Schedule of Supplemental Cash Flow and Other Information Related to Leases	Supplemental cash flow and other information related to leases was as follows:
Year Ended December 31, 2022
(In thousands)
Cash paid for amounts included in the measurement of lease liabilities:
Cash flows from leases	$180
ROU assets obtained in exchange for lease liabilities:	344
Leases
Weighted average remaining lease term (in months):	12
Weighted average discount rate:	4.75%

Schedule of Future Minimum Payments Required Under the Lease Obligations	Total future minimum payments required under the lease obligations as of December 31, 2022 are as follows:
2023	$—
Total Lease payments	—
Less: Amount Representing Interest	—
Total lease obligation	$—